Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
United States			$ (70,396)	$ (23,077)
Foreign			(2,534)	(1,197)
Loss before income tax expense	$ (37,799)	$ (12,087)	$ (72,930)	$ (24,274)